Schedule of capital commitments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Long-Term Purchase Commitment [Line Items]
Property, plant and equipment	$ 675,183	$ 71,998
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment [Line Items]
Property, plant and equipment	534,030	536,685
Intangible assets - launch service	160,000	40,418
Capital commitments	$ 694,030	$ 577,103